Financial Risk Management - Summary of Interest Rate Risk (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 164,666	€ 198,469
EUR | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	148,670	181,670
EUR | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 15,996	€ 16,799